SUMMARY OF DERIVATIVE LIABILITIES (Details)	3 Months Ended	9 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Offsetting Assets [Line Items]
Note derivative balance	$ 8,926,083	$ 8,926,083
Note derivative gain	(5,943,967)	(15,074,880)
Convertible Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance	1,027,509	1,027,509
Note derivative gain	232,027	(202,342)
Notes Payable [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative gain		(6,014,245)
Conversion Notes Payable Related Party [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative gain		(2,867,749)
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	7,898,574	7,898,574
Note derivative gain	$ (6,175,994)	$ (5,990,544)